S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 20, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Blake Masters	PSQ Holdings, Inc. Thiel Foundation	Internet Marketplace Nonprofit	Board Member Board Member
Joe Voboril	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Principal Partner and Head of Research
Andrew Nasser	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Partner Partner
Jordan Cohen	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Partner Partner and Chief Operating Officer
Chris Buskirk	1789 Capital(3) Atlas Capital Partners(4)	Investing Investing	Chief Investment Officer Managing Director
Omeed Malik	Farvahar Partners(2) 1789 Capital(3) Fannie Mae	Investing Investing Mortgage Lender	Principal President Board Member
Donald J. Trump, Jr.	1789 Capital The Trump Organization PSQ Holdings, Inc. GrabAGun Trump Media & Technology Group Corp.	Investing Real Estate/Media Internet Marketplace Firearms Marketplace Media and Technology	Partner Officer Board Member Board Member Board Member
Candice Willoughby	Science & Technology Partners	Hedge fund	Director
	BeaconLight Capital	Hedge fund	Consultant
Chamath Palihapitiya	American Exceptionalism Acquisition Corp. A	SPAC	Chairman of the Board
	Social Capital(5)	Investing	Managing Partner
	Mast Reforestation	Forestry	Board Member
	Hustle	Technology	Board Member
	LotusFlare	Technology	Board Member
	Saildrone	Maritime Company	Board Member
Individual(1)	Entity	Entity’s Business	Affiliation
	Mitra Chem	Battery Manufacturer	Board Member
	Early is Good, Inc.	Healthcare Technology	Board Member
	Palmetto	Energy	Board Member
	Beast Industries Co.	Media Company	Board Member
	Harvesting Farmer Network	Agriculture	Board Member
	Icebox Energy	Data Center Cooling	Board Member
	Forge (4RG)	Advisory Firm	Board Member
Paul T. Abrahimzadeh	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Partner Partner
Laura Ingraham	None	None	None